Employee Benefits, Future Benefits Expected to be Paid Under the Pension and Other Benefit Plans (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Pension benefits qualified [Member]
Future Benefit Payments:
2014	$ 768
2015	743
2016	721
2017	719
2018	717
2019-2023	3,321
Pension benefits nonqualified [Member]
Future Benefit Payments:
2014	70
2015	65
2016	64
2017	58
2018	72
2019-2023	238
Other benefits [Member]
Future Benefit Payments:
2014	87
2015	89
2016	90
2017	90
2018	90
2019-2023	425
Subsidy Receipts:
2014	13
2015	11
2016	11
2017	11
2018	12
2019-2023	$ 57